Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 08, 2015
Registrant Name	dei_EntityRegistrantName	Cambria ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001529390
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 08, 2015
Prospectus Date	rr_ProspectusDate	Sep. 01, 2014
Cambria Global Value ETF
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement, Text	cambriaetf_ProspectusSupplementTextBlock

CAMBRIA ETF TRUST

Cambria Global Value ETF

Supplement dated July 8, 2015 to the
Summary Prospectus and Prospectus Dated September 1, 2014

1.     In the “Principal Risks” section in page 3 of the summary prospectus and page 34 of the prospectus, the following disclosure is added before “Foreign Investment Risk:”

Greece Risk. The Fund tracks an index, a portion of which is currently comprised of the securities of Greek issuers, and the Fund therefore currently invests a portion of its total assets in Greek issuers. Recent geopolitical events in the European Union, and specifically in Greece, have destabilized Greece: on or about June 30, 2015, Greece failed to make a scheduled debt payment to its creditors, and the Greek government instituted a bank holiday and capital controls. During the bank holiday, the Athens Stock Exchange is closed and the Fund’s ability to trade Greek securities is limited. The duration and outcome of the current situation cannot be predicted, and it is possible that Greece may exit the European Monetary Union, which would likely result in the redenomination and devaluation of the Greek currency and increase the potential for Greece to default on its other outstanding debts.

These events in Greece have adversely affected, and are expected to continue to adversely affect, the value and liquidity of the Fund’s investments in Greek issuers. These events may also have an adverse effect on the value of the Fund’s investments in other European issuers due to, among other things, their position as a creditor of Greece and the risk of financial contagion.

While the Athens Stock Exchange is closed, current market quotations for the securities of Greek issuers normally traded there will not be available from the Athens Stock Exchange. The Fund will fair value any such securities in its portfolio pursuant to the Trust’s fair valuation procedures. It is possible that, as a result, the market price of the Fund’s shares may significantly deviate from the Fund’s NAV.

In addition, the unavailability of current market quotations from the Athens Stock Exchange for the securities of Greek issuers in the Underlying Index and/or held by the Fund may affect: the calculation of the value of the Underlying Index and the calculation of the Fund’s Intraday Indicative Value. As a result, the Fund’s NAV may experience increased tracking error with respect to the Underlying Index.

The Fund continues to accept purchase and redemption orders from its Authorized Participants. The Fund expects to continue honoring redemptions of Creation Units in-kind for securities and cash, but may require that cash be tendered in lieu of Greek and other such securities held by the Fund for purchases of Creation Units. Under the terms of the Fund's exemptive relief, the Fund has the right to pay in-kind redemption proceeds within 14 days of any redemption request.

These developments may lead to changes in the Underlying Index and the Index Provider may remove securities from the Underlying Index or implement caps on the securities of certain issuers that have been impacted by these developments. In such an event, it is expected that, to the extent possible, the Fund will rebalance its portfolio to bring it in line with the Underlying Index, which may (continue to) result in transaction costs and increased tracking error. However, capital controls may restrict the Fund’s ability to sell Greek securities and reinvest the proceeds.

2.     In the “Additional Information about the Funds” section of the prospectus on page 59, the checklist under “Additional Information About the Funds’ Risks” is supplemented by adding “European Union and Greece Risk” as a row after “Equity Investing Risk” and an X mark in that row for the Cambria Global Value ETF.

3.     In the “Additional Information About the Funds” section of the prospectus on page 63, the following disclosure is added after “Equity Investing Risk:”

European Union and Greece Risk. The Fund tracks an index, a portion of which is currently comprised of the securities of Greek issuers, and the Fund therefore currently invests a portion of its total assets in Greek issuers. Recent geopolitical events in the European Union, and specifically in Greece, have destabilized Greece: on or about June 30, 2015, Greece failed to make a scheduled debt payment to its creditors, and the Greek government instituted a bank holiday and capital controls. During the bank holiday, the Athens Stock Exchange is closed and the Fund’s ability to trade Greek securities is limited. The duration and outcome of the current situation cannot be predicted, and it is possible that Greece may exit the European Monetary Union, which would likely result in the redenomination and devaluation of the Greek currency and increase the potential for Greece to default on its other outstanding debts.

These events have adversely affected, and are expected to continue to adversely affect, the value and liquidity of the Fund’s investments in Greek issuers and issuers in other European countries due to, among other things, their position as a creditor of Greece and the risk of financial contagion. These events may also lead to increased short-term market volatility and adverse long-term effects on global markets.

There is the possibility that Greece may exit the European Monetary Union, which would result in immediate devaluation of the Greek currency. If this were to occur, Greece would face significant risks related to the process of full currency redenomination as well as the resulting instability of Europe in general, which would have a severe adverse effect on the value of securities held by the Fund. If Greece opts to leave the European Monetary Union, the economic consequences could be severe for Greece and harmful to those around the world that hold Greek investments or are otherwise exposed to Greece’s economy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Any partial or complete dissolution of the European Monetary Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s investments.

During the closure of any primary exchange on which the Fund’s securities trade, current market quotations will be unavailable and the Fund will fair value such securities pursuant to the Trust’s fair valuation procedures. It is possible that, as a result, the market price of the Fund’s shares may significantly deviate from the Fund’s NAV. The Fund continues to accept purchase and redemption orders from its Authorized Participants. The Fund expects to continue honoring redemptions of Creation Units in-kind for securities and cash, but may require that cash be tendered in lieu of Greek and other such securities held by the Fund for purchases of Creation Units. Under the terms of the Fund’s exemptive relief, the Fund has the right to pay in-kind redemption proceeds within 14 days of any redemption request.

In addition, the unavailability of current market quotations from the Athens Stock Exchange for the securities of Greek issuers in the Underlying Index and/or held by the Fund may affect: the calculation of the value of the Underlying Index and the calculation of the Fund’s Intraday Indicative Value. As a result, the Fund’s NAV may experience increased tracking error with respect to the Underlying Index.

These developments may lead to changes in the Underlying Index and the Index Provider may remove securities from the Underlying Index or implement caps on the securities of certain issuers that have been impacted by these developments. In such an event, it is expected that, to the extent possible, the Fund will rebalance its portfolio to bring it in line with the Underlying Index, as a result of any such changes, which may result in transaction costs and increased tracking error. However, capital controls may restrict the Fund’s ability to sell Greek securities and reinvest the proceeds.

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